Equity (Details)		1 Months Ended		12 Months Ended
	Dec. 07, 2018 USD ($) $ / shares shares	Aug. 31, 2018 USD ($) shares	Jul. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Equity (Textual)
Ordinary shares, par value | $ / shares				$ 0.0001			$ 0.0001
Ordinary shares, shares authorized | shares				500,000,000			500,000,000
Ordinary shares, shares issued | shares				22,354,793			20,000,000
Ordinary shares, shares outstanding | shares				22,354,793			20,000,000
Subscription receivable				$ (2,354,793)
Variable interest entity registered capital					$ 3,600,000
Variable interest entity paid in capital				4,221,843			462,077
Total equity				$ 3,934,494			$ 351,567	$ (1,664)
VIE activities description				PRC Operating Companies is required to set aside at least 10% of its after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
RMB [Member]
Equity (Textual)
Variable interest entity registered capital | ¥						¥ 23,000,000
United World Holding Group Ltd [Member]
Equity (Textual)
Number of shares issued in transaction | shares	2,354,793	20,000,000	20,000,000
Price per share | $ / shares	$ 1.00
Consideration received per transaction	$ 2,354,793	$ 2,000	$ 2,000